PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	9 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 45,060	$ 0